CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES
Neurometric Information Services	$ 32,000	$ 27,300	$ 111,400	$ 136,100
Clinical Services	152,300	120,600	634,500	502,400
Sales Revenue, Services, Net	184,300	147,900	745,900	638,500
OPERATING EXPENSES
Cost of neurometric services revenues	39,200	36,100	147,100	135,100
Research	69,700	211,000	482,800	738,800
Product development	112,500	144,400	442,000	381,700
Sales and marketing	330,000	246,700	1,231,500	870,900
General and administrative	1,061,300	1,053,800	4,271,900	5,017,000
Total operating expenses	1,612,700	1,692,000	6,575,300	7,143,500
OPERATING LOSS	(1,428,400)	(1,544,100)	(5,829,400)	(6,505,000)
OTHER INCOME (EXPENSE)
Interest income (expense), net	(1,482,000)	(2,627,100)	(7,567,000)	(360,500)
Loss on extinguishment of debt			(1,968,000)	(1,094,300)
Financing fees	(45,300)	(142,700)	(348,600)	(213,400)
Offering costs	(6,800)	0	(437,800)	0
Other non-operating income			458,800	0
Gain on derivative liabilities	232,100	4,217,500	6,826,700	0
Total other income (expense)	(1,302,000)	1,447,700	(3,035,900)	(1,668,200)
LOSS BEFORE INCOME TAXES	(2,730,400)	(96,400)	(8,865,300)	(8,173,200)
Income taxes	900	1,300	1,300	800
NET LOSS	$ (2,731,300)	$ (97,700)	$ (8,866,600)	$ (8,174,000)
NET LOSS PER SHARE:
Basic (in dollars per share)	$ (1.46)	$ (0.05)	$ (4.74)	$ (4.69)
Diluted (in dollars per share)	$ (1.46)	$ (0.05)	$ (4.74)	$ (4.69)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic (in shares)	1,873,584	1,867,464	1,869,038	1,742,570
Diluted (in shares)	1,873,584	1,867,464	1,869,038	1,742,570